Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents.
Schedule of cash and cash equivalents

	12/31/2020	12/31/2019
Cash and banks - denominated in the R$	25,334	50,526
Cash and banks - in foreign currency	9,831	17,448
Short-term financial assets (*)	10,397	7,924
Total (**)	45,562	75,898

(*)    In the periods ended December 31, 2020 and December 31, 2019, there were no investments in foreign currency.

(**)    The amounts presented include R$ 14,291 (R$ 9,502 on December 31, 2019) related to Linx Pay Meios de Pagamento Ltda and its subsidiaries.